SCHEDULE OF COMMON STOCK ISSUED AND OUTSTANDING (Details) - shares		1 Months Ended	8 Months Ended	12 Months Ended
		Dec. 31, 2024	Jul. 08, 2024	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
Stardust Power rollover equity				4,773,628
Total shares issued		4,773,628		9,869,558
Total shares outstanding		4,773,628	4,773,665	9,869,558
Global Partner Acquisition Corp II [Member]
Restructuring Cost and Reserve [Line Items]
Stardust Power rollover equity	[1],[2]		4,239,392
Total shares issued			4,773,665
Total shares outstanding			4,773,665
Global Partner Acquisition Corp II [Member] | Public Share Holders [Member]
Restructuring Cost and Reserve [Line Items]
Issuance of common stock, shares	[3],[4]		13,742
Global Partner Acquisition Corp II [Member] | Sponsor [Member]
Restructuring Cost and Reserve [Line Items]
Issuance of common stock, shares	[5],[6]		400,000
Global Partner Acquisition Corp II [Member] | Private Placement Agreement [Member]
Restructuring Cost and Reserve [Line Items]
Issuance of common stock, shares	[7]		107,754
Global Partner Acquisition Corp II [Member] | Non Redemption Agreement [Member]
Restructuring Cost and Reserve [Line Items]
Issuance of common stock, shares	[8]		12,777

[1]	Includes (i) 89,413 shares of Combined Company Common Stock issued in exchange for shares of Legacy Stardust Power Common Stock with the conversion of the SAFE notes and convertible equity agreements and (ii) 4,149,977 shares of Combined Company Common Stock issued in accordance with the Business Combination Agreement underlying the Exchanged Company Restricted Common Stock.
[2]	Includes eight shareholders, whose shares are not subject to lock-up or transfer restrictions.
[3]	Excludes 4,999,929 Public Warrants that converted automatically into 10 warrants exercisable for one share of Common Stock.
[4]	Reflects the reclassification of $1,564,086 of cash held in trust account, after reversal of redemptions of 288 shares at $113.8 per share, post June 30, 2024, resulting in a net increase of $1,564,086, net of redemptions, in cash.
[5]	Excludes 5,566,667 Private Placements Warrants that converted automatically into 10 warrants exercisable for one share of Common Stock.
[6]	Includes 100,000 Sponsor Earnout Shares (as defined in the Business Combination Agreement). While the Earnout Shares are legally issued, they are subject to forfeiture based on vesting conditions not being met. (See Note 17).
[7]	Reflects the receipt of $10,075,002 of PIPE proceeds resulting in issuance of 107,754 shares with the corresponding impact of $108 in Combined Company Common Stock and the balance impact being booked to additional paid-in capital.
[8]	Includes 12,777 shares of Combined Company Common Stock issued to GPAC II shareholders entering into NRAs.